Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
(Gains) losses included in earnings	$ (8,620)	$ (33,420)
Recurring | Level 3 | Contingent Value Rights
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period		0
Issuance of contingent value rights		55,440
(Gains) losses included in earnings		(33,420)
Balance at end of period	$ 22,020	$ 22,020